Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002943
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class AAA
C000002942
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class C
C000034307
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class I
C000002940
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,950	67,421	74,446	80,037	112,685	100,717	120,448	150,030	172,775	211,338
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	10,000		12,207	14,192	15,915	15,837	21,622	19,657	22,454	26,051	29,865	36,029
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	10,000		12,207	14,192	15,915	15,837	21,622	19,657	22,454	26,051	29,865	36,029
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	50,000		61,035	70,959	79,574	79,184	108,110	98,283	112,268	130,256	149,326	180,146
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,207	$ 14,192	$ 15,915	$ 15,837	$ 21,622	$ 19,657	$ 22,454	$ 26,051	$ 29,865	$ 36,029